FINANCIAL INSTRUMENTS (Details 12) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,649,011	$ 6,620,915
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	76,669	296,183
Financial liabilities at fair value, class [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	6,649,011	6,620,915
Financial liabilities at fair value through profit or loss (held for trading) [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	17	133
Financial Liabilities Measured at Amortized Cost [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,572,325	$ 6,324,599